Fair value measurements - assets and liabilities measured at fair value on recurring basis (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Fair Value Measurement of Assets And Liabiltiies [Line Items]
Assets	€ 98,044	€ 96,873
Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets And Liabiltiies [Line Items]
Assets	3,430	6,052
Liabilities	318	207
Recurring fair value measurement | Derivatives
Disclosure Of Fair Value Measurement of Assets And Liabiltiies [Line Items]
Liabilities	318	207
Recurring fair value measurement | Debt securities and equity instruments measured at FVOCI
Disclosure Of Fair Value Measurement of Assets And Liabiltiies [Line Items]
Assets	37	31
Recurring fair value measurement | Debt securities and equity instruments measured at FVPL
Disclosure Of Fair Value Measurement of Assets And Liabiltiies [Line Items]
Assets	292	273
Recurring fair value measurement | Derivatives
Disclosure Of Fair Value Measurement of Assets And Liabiltiies [Line Items]
Assets	98	297
Recurring fair value measurement | Collateral deposits
Disclosure Of Fair Value Measurement of Assets And Liabiltiies [Line Items]
Assets	42	61
Recurring fair value measurement | Receivables From Financing Activities
Disclosure Of Fair Value Measurement of Assets And Liabiltiies [Line Items]
Assets	580	973
Recurring fair value measurement | Trade receivables
Disclosure Of Fair Value Measurement of Assets And Liabiltiies [Line Items]
Assets	19	65
Recurring fair value measurement | Other receivables
Disclosure Of Fair Value Measurement of Assets And Liabiltiies [Line Items]
Assets	69	0
Recurring fair value measurement | Money market securities
Disclosure Of Fair Value Measurement of Assets And Liabiltiies [Line Items]
Assets	2,293	4,352
Recurring fair value measurement | Level 1
Disclosure Of Fair Value Measurement of Assets And Liabiltiies [Line Items]
Assets	2,615	4,686
Liabilities	0	0
Recurring fair value measurement | Level 1 | Derivatives
Disclosure Of Fair Value Measurement of Assets And Liabiltiies [Line Items]
Liabilities	0	0
Recurring fair value measurement | Level 1 | Debt securities and equity instruments measured at FVOCI
Disclosure Of Fair Value Measurement of Assets And Liabiltiies [Line Items]
Assets	3	3
Recurring fair value measurement | Level 1 | Debt securities and equity instruments measured at FVPL
Disclosure Of Fair Value Measurement of Assets And Liabiltiies [Line Items]
Assets	277	270
Recurring fair value measurement | Level 1 | Derivatives
Disclosure Of Fair Value Measurement of Assets And Liabiltiies [Line Items]
Assets	0	0
Recurring fair value measurement | Level 1 | Collateral deposits
Disclosure Of Fair Value Measurement of Assets And Liabiltiies [Line Items]
Assets	42	61
Recurring fair value measurement | Level 1 | Receivables From Financing Activities
Disclosure Of Fair Value Measurement of Assets And Liabiltiies [Line Items]
Assets	0	0
Recurring fair value measurement | Level 1 | Trade receivables
Disclosure Of Fair Value Measurement of Assets And Liabiltiies [Line Items]
Assets	0	0
Recurring fair value measurement | Level 1 | Other receivables
Disclosure Of Fair Value Measurement of Assets And Liabiltiies [Line Items]
Assets	0	0
Recurring fair value measurement | Level 1 | Money market securities
Disclosure Of Fair Value Measurement of Assets And Liabiltiies [Line Items]
Assets	2,293	4,352
Recurring fair value measurement | Level 2
Disclosure Of Fair Value Measurement of Assets And Liabiltiies [Line Items]
Assets	138	336
Liabilities	318	205
Recurring fair value measurement | Level 2 | Derivatives
Disclosure Of Fair Value Measurement of Assets And Liabiltiies [Line Items]
Liabilities	318	205
Recurring fair value measurement | Level 2 | Debt securities and equity instruments measured at FVOCI
Disclosure Of Fair Value Measurement of Assets And Liabiltiies [Line Items]
Assets	21	15
Recurring fair value measurement | Level 2 | Debt securities and equity instruments measured at FVPL
Disclosure Of Fair Value Measurement of Assets And Liabiltiies [Line Items]
Assets	0	0
Recurring fair value measurement | Level 2 | Derivatives
Disclosure Of Fair Value Measurement of Assets And Liabiltiies [Line Items]
Assets	98	256
Recurring fair value measurement | Level 2 | Collateral deposits
Disclosure Of Fair Value Measurement of Assets And Liabiltiies [Line Items]
Assets	0	0
Recurring fair value measurement | Level 2 | Receivables From Financing Activities
Disclosure Of Fair Value Measurement of Assets And Liabiltiies [Line Items]
Assets	0	0
Recurring fair value measurement | Level 2 | Trade receivables
Disclosure Of Fair Value Measurement of Assets And Liabiltiies [Line Items]
Assets	19	65
Recurring fair value measurement | Level 2 | Other receivables
Disclosure Of Fair Value Measurement of Assets And Liabiltiies [Line Items]
Assets	0	0
Recurring fair value measurement | Level 2 | Money market securities
Disclosure Of Fair Value Measurement of Assets And Liabiltiies [Line Items]
Assets	0	0
Recurring fair value measurement | Level 3
Disclosure Of Fair Value Measurement of Assets And Liabiltiies [Line Items]
Assets	677	1,030
Liabilities	0	2
Recurring fair value measurement | Level 3 | Derivatives
Disclosure Of Fair Value Measurement of Assets And Liabiltiies [Line Items]
Liabilities	0	2
Recurring fair value measurement | Level 3 | Debt securities and equity instruments measured at FVOCI
Disclosure Of Fair Value Measurement of Assets And Liabiltiies [Line Items]
Assets	13	13
Recurring fair value measurement | Level 3 | Debt securities and equity instruments measured at FVPL
Disclosure Of Fair Value Measurement of Assets And Liabiltiies [Line Items]
Assets	15	3
Recurring fair value measurement | Level 3 | Derivatives
Disclosure Of Fair Value Measurement of Assets And Liabiltiies [Line Items]
Assets	0	41
Recurring fair value measurement | Level 3 | Collateral deposits
Disclosure Of Fair Value Measurement of Assets And Liabiltiies [Line Items]
Assets	0	0
Recurring fair value measurement | Level 3 | Receivables From Financing Activities
Disclosure Of Fair Value Measurement of Assets And Liabiltiies [Line Items]
Assets	580	973	€ 700
Recurring fair value measurement | Level 3 | Trade receivables
Disclosure Of Fair Value Measurement of Assets And Liabiltiies [Line Items]
Assets	0	0
Recurring fair value measurement | Level 3 | Other receivables
Disclosure Of Fair Value Measurement of Assets And Liabiltiies [Line Items]
Assets	69	0	€ 0
Recurring fair value measurement | Level 3 | Money market securities
Disclosure Of Fair Value Measurement of Assets And Liabiltiies [Line Items]
Assets	€ 0	€ 0